UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number  811-08359

The Westport Funds
(Exact name of Registrant as specified in charter)

253 Riverside Avenue
Westport, Connecticut 06880
(Address of principal executive offices) (Zip code)

Edmund H. Nicklin, Jr.,
253 Riverside Avenue
Westport, Connecticut 06880
(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 593-7878

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2012

FORM N-Q

Item 1.  Schedules of Investments.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Market Value

Banks & Thrifts/Financial Services - 0.5%
Banner Corp.	149,095	$3,284,563

Business Products & Services - 13.0%
Arbitron, Inc.	418,417	15,473,060
CACI International, Inc.(a)	185,900	11,579,711
JDA Software Group, Inc.(a)	333,500	9,164,580
Parametric Technology Corp.(a)	432,804	12,092,544
Synopsys, Inc.(a)	1,063,892	32,618,929
		80,928,824

Communications Equipment & Services - 0.7%
General Communication, Inc. - Class A(a)	516,372	4,502,764

Consumer Products & Services - 18.2%
Big Lots, Inc.(a)	1,208,756	52,000,683
Carter's, Inc.(a)	180,000	8,958,600
Darden Restaurants, Inc.	655,000	33,509,800
Orient-Express Hotels Ltd. - Class A(a)	806,827	8,229,636
Saks, Inc.(a)	912,600	10,595,286
		113,294,005

Health Care Products & Services - 9.5%
Universal Health Services, Inc. - Class B	1,410,700	59,122,437

Industrial Services - 10.3%
DeVry, Inc.	845,000	28,620,150
ITT Educational Services, Inc.(a)	290,098	19,187,082
United Rentals, Inc.(a)	374,997	16,083,621
		63,890,853

Industrial Specialty Products - 22.8%
FEI Company(a)	428,030	21,020,553
IPG Photonics Corp.(a)	480,000	24,984,000
Precision Castparts Corp.	381,602	65,978,986
QLogic Corp.(a)	777,016	13,799,804
Rofin-Sinar Technologies, Inc.(a)	281,458	7,422,047
Rogers Corp.(a)	235,953	9,143,179
		142,348,569

Insurance - 11.6%
Arthur J. Gallagher & Company	403,424	14,418,374
Brown & Brown, Inc.	578,261	13,751,046
Willis Group Holdings plc	1,265,900	44,281,182
		72,450,602

Oil & Gas Producers - 8.9%
Forest Oil Corp.(a)	825,558	10,005,763
Lone Pine Resources, Inc.(a)	704,640	4,580,160
Plains Exploration & Production Company(a)	800,003	34,120,128

Stone Energy Corp.(a)	226,000	$6,461,340
		55,167,391

Publishing - 2.2%
John Wiley & Sons, Inc. - Class A	285,000	13,563,150

Security Products & Services - 1.2%
Checkpoint Systems, Inc.(a)	684,150	7,717,212

TOTAL COMMON STOCKS (Cost $297,761,105)		$616,270,370

MONEY MARKETS - 0.8%	Shares	Market Value

Federated U.S. Treasury Cash Reserve Fund	4,566,114	$4,566,114

TOTAL MONEY MARKETS (Cost $4,566,114)		$4,566,114

TOTAL INVESTMENT SECURITIES - 99.7% (Cost $302,327,219)		$620,836,484

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		2,128,102

NET ASSETS - 100.0%		$622,964,586

(a) Non-income producing security.

See Notes to Schedules of Investments.

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)

COMMON STOCKS - 92.1%	Shares	Market Value

Banks & Thrifts/Financial Services - 4.2%
Cullen/Frost Bankers, Inc.	70,000	$4,073,300
MasterCard, Inc. - Class A	25,000	10,513,500
State Street Corp.	107,500	4,891,250
SunTrust Banks, Inc.	10,000	241,700
WSFS Financial Corp.	48,546	1,990,386
		21,710,136

Broadcasting/Cable TV/Advertising - 2.0%
Interpublic Group of Companies, Inc.	900,000	10,269,000

Business Products & Services - 16.9%
CA, Inc.	455,089	12,542,253
CACI International, Inc.(a)	35,000	2,180,150
Check Point Software Technologies Ltd.(a)	243,528	15,546,828
Lender Processing Services, Inc.	447,160	11,626,160
Parametric Technology Corp.(a)	487,500	13,620,750
Synopsys, Inc.(a)	572,012	17,537,888
Teradata Corp.(a)	208,190	14,188,148
		87,242,177

Chemicals - 10.5%
Air Products and Chemicals, Inc.	140,000	12,852,000
Albemarle Corp.	127,300	8,137,016
FMC Corp.	180,000	19,054,800
Praxair, Inc.	123,000	14,100,720
		54,144,536

Consumer Products & Services - 9.3%
American Eagle Outfitters, Inc.	500,000	8,595,000
Dr. Pepper Snapple Group, Inc.	300,000	12,063,000
McCormick & Company, Inc.	250,260	13,621,652
Ross Stores, Inc.	230,000	13,363,000
		47,642,652

Engineering & Consulting - 1.5%
Chicago Bridge & Iron Company N.V.	181,600	7,843,304

Health Care Products & Services - 6.2%
CVS Caremark Corp.	192,090	8,605,632
Laboratory Corporation of America Holdings(a)	150,000	13,731,000
Universal Health Services, Inc. - Class B	227,500	9,534,525
		31,871,157

Industrial Services - 2.5%
Republic Services, Inc.	415,000	12,682,400

Industrial Specialty Products - 18.3%
Amphenol Corp.	201,300	12,031,701
FEI Company(a)	196,742	9,662,000
International Rectifier Corp.(a)	120,246	2,774,075
MSC Industrial Direct Company, Inc. - Class A	167,500	13,949,400

Pall Corp.	272,500	$16,249,175
Precision Castparts Corp.	120,601	20,851,913
Texas Instruments, Inc.	107,964	3,628,670
W.W. Grainger, Inc.	70,000	15,036,700
		94,183,634

Insurance - 2.8%
Brown & Brown, Inc.	200,000	4,756,000
Willis Group Holdings plc	275,000	9,619,500
		14,375,500

Medical Products & Services - 4.9%
Abbott Laboratories	67,500	4,137,075
Charles River Laboratories International, Inc.(a)	135,000	4,872,150
Varian Medical Systems, Inc.(a)	238,500	16,446,960
		25,456,185

Oil & Gas Producers - 10.0%
Anadarko Petroleum Corp.	190,000	14,884,600
EOG Resources, Inc.	172,500	19,164,750
Forest Oil Corp.(a)	282,500	3,423,900
Lone Pine Resources, Inc.(a)	248,027	1,612,175
Plains Exploration & Production Company(a)	180,824	7,712,144
Stone Energy Corp.(a)	162,541	4,647,047
		51,444,616

Transportation - 1.5%
FedEx Corp.	85,000	7,816,600

Utilities - 1.2%
Entergy Corp.	92,500	6,216,000

Other - 0.3%		1,760,432

TOTAL COMMON STOCKS (Cost $338,586,263)		$474,658,329

MONEY MARKETS - 8.0%	Shares	Market Value

Federated U.S. Treasury Cash Reserve Fund	41,345,705	$41,345,705

TOTAL MONEY MARKETS (Cost $41,345,705)		$41,345,705

TOTAL INVESTMENT SECURITIES - 100.1% (Cost $379,931,968)		$516,004,034

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(597,240)

NET ASSETS - 100.0%		$515,406,794

(a) Non-income producing security.

See Notes to Schedules of Investments.

THE WESTPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Valuation – The Funds’ portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on stock exchanges are valued at the last sale price and securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price.  Securities for which market quotations are not readily available, or for which an available market quotation is determined not to be reliable, are valued at their fair value as determined in accordance with the valuation procedures approved by the Board of Trustees.  Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value.

Security Transactions – Security transactions are accounted for on the trade date.  Securities sold are determined on a specific identification basis.

Federal Tax Information – As of March 31, 2012, The Westport Funds had the following federal tax cost resulting in unrealized appreciation as follows:

	Westport
	Select Cap	Westport
	Fund	Fund
Gross Unrealized Appreciation	$326,716,800	$151,350,634
Gross Unrealized Depreciation	$(8,207,535)	$(15,289,132)
Net Unrealized Appreciation	$318,509,265	$136,061,502

Federal Income Tax Cost	$302,327,219	$379,942,532

Footnote Disclosure

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. Generally Accepted Accounting Procedures (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

• Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds did not hold any Level 2 or Level 3 securities during the period ended March 31, 2012. There were no transfers into and out of any level during the current period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

Westport Select Cap Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$616,270,370	$-	$-	$616,270,370
Money Markets	4,566,114	-	-	4,566,114
Total	$620,836,484	$-	$-	$620,836,484

Westport Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$474,658,329	$-	$-	$474,658,329
Money Markets	41,345,705	-	-	41,345,705
Total	$516,004,034	$-	$-	$516,004,034

* All sub-categories within common stocks represent Level 1 evaluation status. See Portfolios of Investments for industry categories.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)
Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Westport Funds

By:       /s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Date:    May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Date:    May 24, 2012

By:       /s/ Terry A. Wettergreen
Terry A. Wettergreen
Treasurer and Chief Financial Officer

Date:    May 24, 2012